SHORT-TERM ACCRUALS (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
SHORT-TERM ACCRUALS
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs	₫ 8,186,016	$ 342,999,078	₫ 7,885,194
Accrued construction costs for factories and infrastructure	917,592	38,447,666	1,561,480
Accrued selling expenses	605,098	25,353,976	827,978
Accrued loan and bonds interests	668,000	27,989,609	500,259
Others	760,722	31,874,717	281,755
TOTAL	₫ 11,137,428	$ 466,665,047	₫ 11,056,666